Other assets and liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Other assets and liabilities
Fair value of derivative financial instruments, current assets	€ 11,076	€ 12,460
Other taxes, current assets	807	442
Other assets, current	938	732
Other current assets, total	12,821	13,634
Fair value of derivative financial instruments, non-current assets	129	51
Other taxes, non-current assets	157	182
Other assets, non-current	1,950	796
Other non-current assets, total	2,236	1,029
Fair value of derivatives financial instruments, current liabilities	9,042	12,911
Contract liabilities, current	1,145	482
Other taxes, current liabilities	1,463	1,435
Other liabilities, current	823	928
Other current liabilities, total	12,473	15,756
Fair value of derivatives financial instruments, non-current liabilities	286	115
Contract liabilities, non-current	706	726
Other taxes, non-current liabilities	34	27
Other liabilities, non-current	2,208	1,378
Other non-current liabilities, total	€ 3,234	€ 2,246